Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade receivables
Schedule of trade receivables

	As of December 31,
in 000€	2022	2021	2020
Trade receivables	51,443	42,814	32,346
Allowance for doubtful accounts	(400)	(1,273)	(1,475)
Total	51,043	41,541	30,871

Schedule of impairment loss (reversal of impairment loss) on trade receivables in 000€
At January 1, 2020	(1,532)
Addition	(852)
Usage	301
Reversal	608
At December 31, 2020	(1,475)
Addition	(689)
Usage	259
Reversal	632
At December 31, 2021	(1,273)
Addition	(517)
Usage	483
Reversal	906
At December 31, 2022	(400)